Transit Business Park Acquisition (Tables)	12 Months Ended
Sep. 30, 2013
Business Combinations [Abstract]
Intangible asset amortization
	In-place	Above Market	Below Market
	Leases	Leases	Leases
Initial Values	$806,000	48,000	156,000
Annual Amortization:
2013	$121,000	3,000	24,000
2014	347,000	12,000	68,000
2015	237,000	11,000	51,000
2016	74,000	11,000	13,000
2017	27,000	11,000	—
2018	—	—	—